CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended		159 Months Ended		162 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013		Mar. 31, 2014
Operating costs and expenses:
Research and development, net	$ 680	$ 522	$ 2,917	$ 1,770	$ 29,106	[1]	$ 29,786
General and administrative	351	559	2,101	1,748	20,852	[1]	21,203
Total operating costs and expenses	1,031	1,081	5,018	3,518	49,958	[1]	50,989
Financial expenses (income), net	1,080	1	(144)	(93)	2,310	[1]	3,390
Other income	0	0	0	0	(132)	[1]	(132)
Operating loss	2,111	1,082	4,874	3,425	52,136	[1]	54,247
Taxes on income	0	0	25	5	107	[1]	107
Loss from continuing operations	2,111	1,082	4,899	3,430	52,243	[1]	54,354
Net loss from discontinued operations	0	0	0	0	164	[1]	164	[2]
Net loss	$ 2,111	$ 1,082	$ 4,899	$ 3,430	$ 52,407	[1]	$ 54,518	[2]
Basic and diluted net loss per share from continuing operations (in dollars per share)	$ 0.01	$ 0.01	$ 0.03	$ 0.02	$ 0	[1]
Weighted average number of shares outstanding used in computing basic and diluted net loss per share (in shares)	176,305,587	150,953,117	161,071,968	137,596,391	0	[1]

[1]	Out of which, $163, relating to the period from inception to March 31 2004, is unaudited.
[2]	Out of the which, cash flows used in discontinued operating activities of $36, cash flows used in discontinued investing activities of $16 and cash flows provided in discontinued financing activities of $57, relating to the period from inception to March 31, 2004, is unaudited.